DEAR CENTENNIAL TAX EXEMPT TRUST SHAREHOLDER:

1995 was a year marked by declining interest rates, making it a strong period for capital appreciation for many areas of the bond markets.

The other side of this appreciation, however, was declining rates, meaning that newly issued bonds were coming to market with lower yields. This factor has been the most important catalyst behind our investment decisions for the past six months.

Because we strive to pay the highest current tax-free income consistent with safety of principal, the past year's rate declines caused us to lengthen the average maturity of our portfolio in an effort to take advantage of higher-yielding securities for as long as possible. However, because we had correctly anticipated this trend, we'd begun our move into longer securities at the end of 1994.

Longer securities were bid up in the markets as the year progressed, and continued to offer income superior to that of most newer issues, so the portfolio was positioned in the right place at the right time. In fact, the Trust was among the top 16% of all tax-exempt money market funds tracked by IBC/Donoghue for the period.1

The Trust's compounded annualized yield for the six months ended December 31, 1995 was 3.36%. The corresponding yield without compounding 3.30%. For investors in the 36% federal tax bracket, this is equal to a taxable yield of 5.25% with compounding and 5.16% without compounding.2

Seven-day annualized yields with and without compounding for the Trust for the six months ended December 31, 1995 were 3.61% and 3.55%, respectively.

Looking forward, we believe the market will continue to be relatively strong. Without a major shift in policy by the Federal Reserve, we expect to remain focused on buying longer-term securities as much as possible. Our investment policy over the past six months has allowed us to maintain our yield as well as our emphasis on stability of principal, and we expect these favorable conditions to continue.3

The Trust continues to offer investors income that is free from federal income taxes. We appreciate the confidence you have placed in the Centennial Tax Exempt Trust and look forward to helping you continue to meet your financial goals in the future.

                                        Sincerely,

                                        JAMES C. SWAIN
                                        James C. Swain
                                        Chairman -- Centennial Tax Exempt Trust

                                        BRIDGET A. MACASKILL
                                        Bridget A. Macaskill
                                        President -- Centennial Tax Exempt Trust

                                        January 22, 1996

1. IBC/Donoghue, Inc., an independent fund monitoring service. Ranking of 96 funds for the six months ended December 31, 1995.

2. Compounded yields assume reinvestment of dividends. A portion of the Trust's distributions may be subject too federal and state income taxes. For investors subject to the federal and/or state alternative minimum tax, a portion of the Trust's distributions may increase this tax.

3. The Trust is neither insured nor guaranteed by the U.S. government. There is no assurance that the Trust will maintain a stable $1 share price in the future.

STATEMENT OF INVESTMENTS December 31, 1995 (Unaudited)
Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS  -  102.9%
ALABAMA - 0.3%
Bessemer, Alabama Industrial Development Revenue Bonds, Big B, Inc. Project, Series A,
  5.35%(1)................................................................................. $ 2,800,000    $    2,800,000
Winfield City, Alabama Industrial Development Revenue Bonds, Union Underwear Co.,
  4.25%(1).................................................................................   1,900,000         1,900,000
                                                                                                           --------------
                                                                                                                4,700,000
                                                                                                           --------------
ARIZONA - 3.3%
Arizona Health Facilities Authority Revenue Bonds, Blood Systems, Inc., 5.20%(1)...........   8,000,000         8,000,000
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Grand Canyon
  University Project, 5.20%(1).............................................................   5,400,000         5,400,000
Phoenix, Arizona Industrial Development Authority Multifamily Housing Revenue Refunding
  Bonds, Paradise Lakes Apts. Project, 1995 Series, 5.25%(1)...............................  22,500,000        22,500,000
Salt River, Arizona Agriculture Improvement & Power District Electric Systems Tax-Exempt
  Commercial Paper, 3.70%, 1/12/96.........................................................   9,431,000         9,431,000
Tucson, Arizona Industrial Development Authority Revenue Bonds, Geronimo Building
  Renovation Project, 8%, 12/15/96.........................................................   1,085,000         1,085,000
                                                                                                           --------------
                                                                                                               46,416,000
                                                                                                           --------------
ARKANSAS - 0.3%
Harrison, Arkansas Industrial Development Revenue Refunding Bonds, McKesson Corp. Project,
  5.15%(1).................................................................................   3,940,000         3,940,000
Jonesboro, Arkansas Industrial Development Revenue Bonds, Farr Co. Project, 5.60%(1).......     310,000           310,000
Subiaco, Arkansas Industrial Development Revenue Bonds, Cloves Gear & Products, Inc.,
  4.10%(1).................................................................................     550,000           550,000
                                                                                                           --------------
                                                                                                                4,800,000
                                                                                                           --------------
CALIFORNIA - 6.9%
California Health Facilities Financing Authority Revenue Bonds, Adventist Health System,
  Series B, 4.75%(1).......................................................................   1,000,000         1,000,000
California Health Facilities Financing Authority Revenue Bonds, Huntington Memorial
  Hospital, 4.90%(1).......................................................................   1,900,000         1,900,000
California Health Facilities Financing Authority Revenue Bonds, Kaiser Permanente Medical
  Center Project, Series B, 4.90%(1).......................................................   5,000,000         5,000,000
California Health Facilities Financing Authority Revenue Bonds, Pooled Loan Program, Series
  B, FGIC Insured, 4.95%(1)................................................................     500,000           500,000

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
CALIFORNIA (CONTINUED)
California Health Facilities Financing Authority Revenue Bonds, Santa Barbara Cottage
  Project, Series C, 4.75%(1).............................................................. $ 3,000,000    $    3,000,000
California Health Facilities Financing Authority Revenue Bonds, Scripps Memorial Hospital,
  Series A, MBIA Insured, 4.95%(1).........................................................     420,000           420,000
California Health Facilities Financing Authority Revenue Refunding Bonds, Memorial Health
  Services Project, 4.90%(1)...............................................................   5,000,000         5,000,000
California Higher Education Loan Authority Student Loan Revenue Refunding Bonds, Series
  1987A, 4.35%, 5/1/96(2)..................................................................  13,750,000        13,750,319
California Higher Education Loan Authority Student Loan Revenue Refunding Bonds, Series
  1992A-2, 4.35%, 5/1/96(2)................................................................  14,000,000        14,000,325
California Housing Finance Agency Home Mtg. Revenue Bonds, Series 1995-E, FGIC Insured,
  4.60%, 2/1/96(2).........................................................................   4,000,000         4,000,000
California Pollution Control Financing Authority Revenue Bonds, Pacific Gas & Electric Co.
  Project, Series E, 3.50%, 2/15/96(2).....................................................   1,000,000           999,994
California State General Obligation Bonds, Series A-3, MBIA Insured, 5.35%(1)..............     500,000           500,000
California State Revenue Anticipation Wts., Series C, FGIC Insured, 5.75%, 4/25/96.........   1,100,000         1,105,478
California Statewide Communities Development Authority Apt. Development Revenue Refunding
  Bonds, Series 1995A, 4.90%(1)............................................................   1,560,000         1,560,000
California Statewide Communities Development Corp. Industrial Development Revenue Bonds,
  Andercraft Project, Series A, 4.90%(1)...................................................   1,440,000         1,440,000
Huntington Park, California Redevelopment Agency Multifamily Housing Revenue Bonds, Casa
  Rita Apts., Series A, 5.30%(1)...........................................................   1,500,000         1,500,000
Los Angeles County, California Metropolitan Transportation Authority Revenue Anticipation
  Nts., Series 1995A, 5%, 4/25/96..........................................................   7,600,000         7,618,112
Oceanside, California Multifamily Revenue Bonds, Lakeridge Apts. Project, 5.45%(1).........   7,300,000         7,300,000
Ontario, California Multifamily Residential Mtg. Revenue Bonds, Park Centre Project, Series
  A, 4.80%(1)..............................................................................   2,400,000         2,400,000
Orange County, California Apt. Development Revenue Refunding Bonds, Series A, 5.30%(1).....   1,000,000         1,000,000
Orange County, California Municipal Water District Refunding Certificates of Participation,
  Allen McColloch Project, Series A, 5.20%(1)..............................................   4,000,000         4,000,000
Pittsburg, California Mtg. Obligation Gtd. Revenue Bonds, Series A, 4.05%(1)...............   2,000,000         2,000,000
Pittsburg, California Multifamily Mtg. Revenue Bonds, Fountain Plaza Project, 5.10%(1).....   1,500,000         1,500,000
Riverside County, California Housing Authority Multifamily Housing Revenue Bonds, McKinley
  Project, 3.725%(1).......................................................................   6,300,000         6,300,000

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            -----------    -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
CALIFORNIA (CONTINUED)
San Bernardino County, California Housing Authority Multifamily Housing Revenue Refunding
  Bonds, Arrowview Park Apts. Project, Series A, 5.40%(1).................................. $ 1,000,000    $    1,000,000
San Bernardino County, California Housing Authority Multifamily Housing Revenue Refunding
  Bonds, Monterey Villas Apts. Project, Series A, 4.95%(1).................................   2,125,000         2,125,000
San Francisco, California City & County Redevelopment Agency Multifamily Revenue Refunding
  Bonds, Fillmore Center Housing Project, Series A-1, 5.30%(1).............................     500,000           500,000
San Leandro, California Multifamily Mtg. Revenue Bonds, Parkside Commons Project, Series A,
  5%(1)....................................................................................   1,000,000         1,000,000
Southern California Rapid Transit District Certificates of Participation, Series BT-10,
  MBIA Insured, 3%(1)......................................................................   1,000,000         1,000,000
West Covina, California Redevelopment Agency Certificates of Participation, Barranca
  Project, 5.15%(1)........................................................................   2,900,000         2,900,000
                                                                                                           --------------
                                                                                                               96,319,228
                                                                                                           --------------
COLORADO - 2.2%
Arapahoe County, Colorado Multifamily Revenue Refunding Bonds, Hunters Run Rental Housing,
  5.70%(1).................................................................................  25,600,000        25,600,000
Aurora, Colorado Industrial Development Revenue Refunding Bonds, La Quinta Motor Inns,
  5.35%(1).................................................................................   2,800,000         2,800,000
Wheat Ridge, Colorado Industrial Development Revenue Refunding Bonds, La Quinta Motor Inns,
  5.35%(1).................................................................................   2,150,000         2,150,000
                                                                                                           --------------
                                                                                                               30,550,000
                                                                                                           --------------
DELAWARE - 0.4%
Sussex County, Delaware Economic Development Revenue Bonds, Route 113 LP Project,
  4.45%(1).................................................................................   6,000,000         6,000,000
                                                                                                           --------------
FLORIDA - 8.4%
Escambia County, Florida Health Facilities Authority Revenue Refunding Bonds, Florida
  Convertible Centers Project, Series A, 4.05%(1)..........................................   1,400,000         1,400,000
Florida Housing Finance Agency Revenue Refunding Bonds, Multifamily Housing Monterey Lake
  Project, 4.035%(1).......................................................................  19,965,000        19,965,000
Florida State Board of Education Capital Outlay Public Education Refunding Bonds, Series A,
  4.188%(1)................................................................................  13,230,000        13,230,000
Florida State Board of Education Revenue Bonds, Partially Prerefunded, 3.90%, 6/1/96.......   3,000,000         3,000,000
Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue
  Bonds, Tampa Electric Co. Project, 4%(1).................................................  17,475,000        17,475,000

4

STATEMENT OF INVESTMENTS (Unaudited)(Continued)
Centennial Tax Exempt Trust


                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
FLORIDA (CONTINUED)
Jacksonville City, Florida Pollution Control Revenue Bonds, Florida Power & Light Co.
  Project, 3.50%, 3/8/96................................................................... $ 5,000,000    $    5,000,000
Jacksonville City, Florida Pollution Control Revenue Bonds, Florida Power & Light Co.
  Project, 3.50%, 3/8/96...................................................................  10,510,000        10,510,000
Orange County, Florida Housing Finance Authority Revenue Refunding Bonds, Monterey
  Multifamily Housing Project, Series B, 5.45%(1)..........................................   4,965,000         4,965,000
Putnam County, Florida Development Authority Pollution Control Revenue Bonds, National
  Rural Utilities-Seminole Electric Project, Series H-4, 3.75%, 3/15/96(2).................  10,000,000        10,000,000
Putnam County, Florida Development Authority Pollution Control Revenue Refunding Bonds,
  Seminole Electric Co-op, Series D, 3.30%, 6/15/96(2).....................................  31,765,000        31,754,096
                                                                                                           --------------
                                                                                                              117,299,096
                                                                                                           --------------
GEORGIA - 1.3%
Floyd County, Georgia Development Authority Pollution Control Revenue Refunding Bonds,
  Inland-Rome, Inc. Project, 5.35%(1)......................................................   4,735,000         4,735,000
Georgia State General Obligation Bonds, Series 1995B, 4%(1)................................  12,000,000        12,000,000
Newton County, Georgia Industrial Development Authority Revenue Refunding Bonds, John H.
  Harland Co. Project, 5.30%(1)............................................................   1,000,000         1,000,000
                                                                                                           --------------
                                                                                                               17,735,000
                                                                                                           --------------
HAWAII - 0.2%
Hawaii State Department of Budget & Finance Special Purpose Mtg. Revenue Bonds, Kuakini
  Medical Center Project, FGIC Insured, 3.75%(1)...........................................   2,700,000         2,700,000
                                                                                                           --------------
ILLINOIS - 9.6%
Centralia City, Illinois Industrial Development Revenue Bonds, Consolidated Foods
  Corp./Hollywood Brands, Inc., 5.15%(1)...................................................   5,500,000         5,500,000
Chicago, Illinois General Obligation Nts., Series B, 3.75%, 5/1/96(2)......................  21,400,000        21,400,000
Elk Grove Village, Illinois Industrial Development Revenue Bonds, La Quinta Motor Inns,
  Inc., 4.45%(1)...........................................................................   3,400,000         3,400,000
Illinois Development Finance Authority Pollution Control Revenue Bonds, Illinois Power Co.
  Project, Series C, 3.75%, 2/14/96(2).....................................................   4,000,000         4,000,000
Illinois Educational Facilities Authority Revenue Bonds, National-Louis University,
  5.10%(1).................................................................................   6,400,000         6,400,000
Illinois Educational Facilities Authority Revenue Bonds, University of Chicago, 7.10%,
  12/1/96(2)...............................................................................   1,000,000         1,050,077
Illinois Health Facilities Authority Revenue Bonds, Evanston Hospital Corp., 3.65%,
  5/31/96(2)...............................................................................   7,000,000         7,002,484

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Health Facilities Authority Revenue Bonds, Lake Forest Hospital Project,
  4.50%(1)................................................................................. $13,000,000    $   13,000,000
Lakemoor Village, Illinois Multifamily Housing Mtg. Revenue Bonds, Lakemoor Apts. Project,
  5%, 3/1/96(2)............................................................................   4,780,225         4,780,225
Lakemoor Village, Illinois Multifamily Housing Mtg. Revenue Bonds, Lakemoor Apts. Project,
  5.25%, 3/1/96(2).........................................................................  15,000,000        15,000,000
Oakbrook Terrace, Illinois Multifamily Housing Mtg. Revenue Bonds, 5.25%, 3/1/96(2)........  35,000,000        35,008,275
Oakbrook Terrace, Illinois Multifamily Housing Mtg. Revenue Bonds, Renaissance Project,
  Series 1985 A, 4.75%, 4/1/96(2)..........................................................  14,000,000        14,000,000
West Chicago, Illinois Industrial Development Revenue Refunding Bonds, Liquid Container
  Project, 5.25%(1)........................................................................   3,810,000         3,810,000
                                                                                                           --------------
                                                                                                              134,351,061
                                                                                                           --------------
INDIANA - 5.3%
Crawfordsville, Indiana Economic Development Revenue Refunding Bonds, Pedcor
  Investments-Shady Knoll I Apts. Project, 5.30%(1)........................................   3,450,000         3,450,000
Gary, Indiana Industrial Environmental Improvement Revenue Bonds, U.S. Steel Corp. Project,
  4.25%(1).................................................................................   1,000,000         1,000,000
Hobart, Indiana Economic Development Revenue Refunding Bonds, MMM Invest, Inc. Project,
  5.20%(1).................................................................................   2,220,000         2,220,000
Indiana Bond Bank Advance Funding Program Nts., Series A-2, 5.75%, 1/10/96.................  12,530,000        12,532,202
Indiana Bond Bank Interim Advance Funding Program Nts., Series 1996, 3.60%, 2/1/96(3)......  21,360,000        21,360,000
Indiana Health Facilities Finance Authority Revenue Bonds, Cardinal Center Project,
  5.30%(1).................................................................................   2,750,000         2,750,000
Indiana State Development Finance Authority Economic Development Revenue Bonds, Saroyan
  Hardwoods, Inc., 5.35%(1)................................................................   2,150,000         2,150,000
Indianapolis, Indiana Local Public Improvement Bond Bank Nts., Series E, 4.50%, 7/11/96....   2,725,000         2,736,211
Marion County, Indiana Hospital Authority Hospital Facility Revenue Bonds, Indianapolis
  Osteopathic, 5.30%(1)....................................................................   3,715,000         3,715,000
Mt. Vernon, Indiana Pollution Control & Solid Waste Disposal Revenue Refunding Bonds,
  General Electric Project, Series A, 3.55%, 3/12/96.......................................   5,150,000         5,150,000
Rockport, Indiana Pollution Control Revenue Refunding Bonds, Indiana & Michigan Electric
  Co. Project, Series A, 5.20%(1)(3).......................................................  13,000,000        13,000,000

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
INDIANA (CONTINUED)
St. Joseph County, Indiana Hospital Authority Special Obligation Bonds, Madison Center,
  Inc. Project, 5.30%(1)................................................................... $ 2,990,000    $    2,990,000
St. Joseph County, Indiana Industrial Educational Facilities Revenue Bonds, Holy Cross
  College, 5.30%(1)........................................................................   1,000,000         1,000,000
                                                                                                           --------------
                                                                                                               74,053,413
                                                                                                           --------------
IOWA - 2.4%
Des Moines, Iowa Commercial Development Revenue Bonds, Series A, 5.05%(1)..................   6,900,000         6,900,000
Iowa School Corp. Wt. Certificates, Iowa School Cash Anticipation Program, Series A, CGIC
  Insured, 4.75%, 6/28/96..................................................................  10,000,000        10,048,493
Iowa School Corp. Wt. Certificates, Series B, CGIC Insured, 5.75%, 2/1/96..................  15,000,000        15,009,096
Mason City, Iowa Industrial Development Revenue Bonds, SuperValu Stores, Inc. Project,
  5.80%(1).................................................................................   2,000,000         2,000,000
                                                                                                           --------------
                                                                                                               33,957,589
                                                                                                           --------------
KANSAS - 0.5%
Kansas City, Kansas Private Activity Revenue Refunding Bonds, Inland Container Corp.,
  5.35%(1).................................................................................   5,200,000         5,200,000
Olathe, Kansas Industrial Revenue Refunding Bonds, William F. Bieber Project, 4.01%(1).....   1,800,000         1,800,000
Ottawa, Kansas Industrial Development Revenue Bonds, Laich Industries Project, 4.10%(1)....     750,000           750,000
                                                                                                           --------------
                                                                                                                7,750,000
                                                                                                           --------------
KENTUCKY - 0.5%
Jamestown, Kentucky Industrial Building Revenue Bonds, Union Underwear Co., 5.25%(1).......   1,000,000         1,000,000
Trimble County Kentucky Pollution Control Revenue Bonds, Louisville Gas & Electric Co.
  Project, Series A, 3.70%, 1/19/96........................................................   5,900,000         5,900,000
                                                                                                           --------------
                                                                                                                6,900,000
                                                                                                           --------------
LOUISIANA - 0.6%
East Baton Rouge Parish, Louisiana Industrial Development Board Revenue Refunding Bonds, La
  Quinta Motor Inns, Inc., 5.35%(1)........................................................   2,325,000         2,325,000
Lake Charles, Louisiana Harbor & Terminal District Revenue Bonds, Reynolds Metals Co.
  Project, 3.80%, 12/1/96(2)...............................................................   4,085,000         4,086,795
Plaquemines, Louisiana Port Harbor & Terminal District Facilities Revenue Bonds, Chevron
  Pipeline Co., 3.90%, 9/1/96(2)...........................................................   2,500,000         2,502,320
                                                                                                           --------------
                                                                                                                8,914,115
                                                                                                           --------------

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
MAINE - 1.1%
Maine State Tax Anticipation Nts., 4.50%, 6/28/96.......................................... $15,000,000    $   15,058,582
                                                                                                           --------------
MARYLAND - 3.8%
Hartford County, Maryland Revenue Refunding Bonds, 1001 Participation Facility Project,
  4.45%(1).................................................................................   2,700,000         2,700,000
Maryland State Community Development Administration Department of Housing & Community
  Development Revenue Bonds, Single Family Program-Fourth Series, 3.90%, 4/1/96(2).........   4,965,000         4,965,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Carroll
  General Pooled Loan Program, Series A, 5.30%(1)..........................................   1,375,000         1,375,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University
  of Maryland Pooled Loan Program, Series B, 4.45%(1)......................................   1,220,000         1,220,000
Montgomery County, Maryland Multifamily Housing Opportunities Commission Revenue Bonds,
  Grosvenor House Project, Series A, 4.45%(1)..............................................  19,700,000        19,700,000
Montgomery County, Maryland Multifamily Housing Opportunities Commission Revenue Bonds,
  Issue A, 5.20%(1)........................................................................  15,800,000        15,800,000
Worcester County, Maryland Revenue Refunding Bonds, White Marlin Mall Project, 4.45%(1)....   8,050,000         8,050,000
                                                                                                           --------------
                                                                                                               53,810,000
                                                                                                           --------------
MASSACHUSETTS - 1.7%
Massachusetts State Commonwealth General Obligation Bonds, Series C, 4.056%(1).............  15,400,000        15,400,000
Massachusetts State Housing Finance Agency Single Family Housing Revenue Bonds, Series 34,
  FGIC Insured, 3.85%, 6/1/96(2)...........................................................   2,750,000         2,750,000
Massachusetts State Housing Finance Agency Single Family Housing Revenue Bonds, Series 35,
  FGIC Insured, 3.75%, 6/1/96(2)...........................................................   5,000,000         5,000,000
Massachusetts State Industrial Finance Agency Revenue Bonds, Hazen Paper, 4.10%(1).........     250,000           250,000
North Andover Town, Massachusetts Industrial Revenue Bonds, Atlee-Oak Realty Trust of
  Delaware, Inc., 3.257%(1)................................................................     450,000           450,000
                                                                                                           --------------
                                                                                                               23,850,000
                                                                                                           --------------
MICHIGAN - 0.2%
Madison Heights, Michigan Economic Development Revenue Bonds, Red Roof Inns Project,
  3.75%(1).................................................................................   1,000,000         1,000,000
Michigan State Job Development Authority Revenue Bonds, East Lansing Residence Associates
  Project, 4.077%(1).......................................................................   1,900,000         1,900,000
                                                                                                           --------------
                                                                                                                2,900,000
                                                                                                           --------------

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
MINNESOTA - 4.0%
Anoka, Minnesota Multifamily Housing Revenue Bonds, Walker Plaza, Series B, 5.25%(1)....... $ 1,850,000    $    1,850,000
Austin, Minnesota Industrial Development Revenue Refunding Bonds, SuperValu Stores, Inc.
  Project, 5.80%(1)........................................................................   4,600,000         4,600,000
Bloomington, Minnesota Port Authority Tax Revenue Refunding Bonds, Mall of America Project,
  Series C, FSA Insured, 5.20%(1)..........................................................   8,300,000         8,300,000
Burnsville, Minnesota Commercial Development Revenue Bonds, SuperValu Stores, Inc. Project,
  Series 83, 4.933%(1).....................................................................   5,500,000         5,500,000
Dakota County, Minnesota Housing & Redevelopment Multifamily Mtg. Revenue Bonds, Westwood
  Ridge Rental Housing Project, Series A, 5.25%(1).........................................   4,200,000         4,200,000
Eden Prairie, Minnesota Commercial Development Revenue Refunding Bonds, Lakeview Business
  Center, 5.25%(1).........................................................................   2,400,000         2,400,000
Eden Prairie, Minnesota Industrial Development Revenue Bonds, SuperValu Stores, Inc.
  Project, 5.25%(1)........................................................................   1,000,000         1,000,000
Maplewood, Minnesota Revenue Bonds, 5.43%(1)...............................................   1,015,000         1,015,000
Minneapolis, Minnesota Commercial Development Revenue Refunding Bonds, Minnehaha/Lake
  Partners Project, 5.20%(1)...............................................................   2,750,000         2,750,000
Minnesota State Housing Finance Agency Single Family Mtg. Bonds, Series M, 3.50%,
  12/12/96.................................................................................   2,500,000         2,500,000
New Ulm, Minnesota Hospital Facilities Revenue Bonds, Health Center Systems, 5.25%(1)......   2,400,000         2,400,000
North Suburban Hospital District, Minnesota Revenue Bonds, Anoka & Ramsey Counties Hospital
  Health Center, 5.25%(1)..................................................................   3,300,000         3,300,000
St. Paul, Minnesota Port Authority Parking Revenue Refunding Bonds, City Walking Ramp
  Project, 5.25%(1)........................................................................   2,410,000         2,410,000
St. Paul, Minnesota Port Authority Tax Increment Revenue Bonds, Westgate Office &
  Industrial Center Project, 5.25%(1)......................................................   5,500,000         5,500,000
Stillwater, Minnesota Industrial Development Revenue Refunding Bonds, SuperValu Stores,
  Inc. Project, 5.25%(1)...................................................................   5,500,000         5,500,000
Waite Park, Minnesota Housing Revenue Refunding Bonds, Park Meadows Apts. Project,
  3.95%(1).................................................................................   3,270,000         3,270,000
                                                                                                           --------------
                                                                                                               56,495,000
                                                                                                           --------------
MISSOURI - 0.4%
St. Charles County, Missouri Industrial Development Revenue Refunding Bonds, Remington
  Apts. Project , 5.30%(1).................................................................   6,300,000         6,300,000
                                                                                                           --------------

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
MONTANA - 1.6%
Great Falls, Montana Industrial Development Revenue Refunding Bonds, SuperValu Stores, Inc.
  Project, 5.80%(1)........................................................................ $ 1,000,000    $    1,000,000
State of Montana Tax & Revenue Anticipation Nts., Series 1995, 4.50%, 6/30/96..............  22,050,000        22,133,445
                                                                                                           --------------
                                                                                                               23,133,445
                                                                                                           --------------
NEBRASKA - 0.5%
Nebraska Investment Finance Authority Single Family Mtg. Revenue Refunding Bonds, Series B,
  FGIC Insured, 3.75%, 1/15/96(2)..........................................................   4,410,000         4,410,000
Norfolk, Nebraska Industrial Development Revenue Refunding Bonds, SuperValu Stores, Inc.
  Project, 5.80%(1)........................................................................   2,800,000         2,800,000
                                                                                                           --------------
                                                                                                                7,210,000
                                                                                                           --------------
NEW JERSEY - 0.3%
New Jersey Economic Development Authority Manufacturing Facilities Revenue Bonds, VPR
  Commerce Center Project, 5.50%(1)........................................................   3,750,000         3,750,000
                                                                                                           --------------
NEW YORK - 1.5%
Babylon, New York General Obligation Bonds, Series B, AMBAC Insured, 4.90%(1)..............     400,000           400,000
Buffalo, New York General Obligation Nts., Series A, 4.20%, 7/16/96........................     700,000           702,196
City of New York Housing Development Corp. Multifamily Mtg. Revenue Bonds, Columbus
  Project, Series A, 4.75%(1)..............................................................   2,400,000         2,400,000
City of New York Housing Development Corp. Multifamily Mtg. Revenue Bonds, James Tower
  Development, Series A, 5.10%(1)..........................................................   2,600,000         2,600,000
City of New York Trust Cultural Resources Revenue Refunding Bonds, American Museum of
  Natural History, Series A, MBIA Insured, 4.90%(1)........................................     400,000           400,000
City of New York Trust Cultural Resources Revenue Refunding Bonds, American Museum of
  Natural History, Series B, MBIA Insured, 4.90%(1)........................................   1,000,000         1,000,000
Metropolitan Transportation Authority of New York Revenue Bonds, Series F, AMBAC Insured,
  8.375%, 7/1/96...........................................................................   3,350,000         3,493,902
New York State Energy Research & Development Authority Electric Facilities Revenue Bonds,
  Long Island Lighting Co., Series B, 5.05%(1).............................................     700,000           700,000
New York State Energy Research & Development Authority Pollution Control Revenue Refunding
  Bonds, Orange/Rockland Utility Project, Series A, AMBAC Insured, 4.90%(1)................     700,000           700,000
New York State Housing Finance Agency Revenue Bonds, Normandie Court I Project, 4.70%(1)...     200,000           200,000
New York State Local Government Assistance Corp. Revenue Bonds, Series A, 4.95%(1).........   2,000,000         2,000,000

10

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
NEW YORK (CONTINUED)
New York State Medical Care Facilities Finance Agency Revenue Bonds, Mt. Sinai Hospital
  Project, Prerefunded, Series C, 8.875%, 1/15/96(2)....................................... $ 3,000,000    $    3,065,043
New York State Medical Care Facilities Finance Agency Revenue Bonds, Pooled Equipment Loan
  Program II-A, 5.05%(1)...................................................................   1,300,000         1,300,000
North Hempstead, New York Solid Waste Management Authority Revenue Refunding Bonds, Series
  A, 4.85%(1)..............................................................................     300,000           300,000
Triborough Bridge & Tunnel Authority of New York Revenue Bonds, FGIC Insured, 4.90%(1).....   2,000,000         2,000,000
                                                                                                           --------------
                                                                                                               21,261,141
                                                                                                           --------------
NORTH CAROLINA - 0.8%
North Carolina National Bank Pooled Tax-Exempt Trust Certificates of Participation, Series
  1990A, 4.375%(1).........................................................................   7,630,000         7,630,000
North Carolina National Bank Pooled Tax-Exempt Trust Certificates of Participation, Series
  1990B, 4.375%(1).........................................................................   4,030,000         4,030,000
                                                                                                           --------------
                                                                                                               11,660,000
                                                                                                           --------------
NORTH DAKOTA - 0.2%
Bismarck, North Dakota Industrial Development Revenue Bonds, SuperValu Stores, Inc.
  Project, 5.80%(1)........................................................................   1,500,000         1,500,000
Bismarck, North Dakota Industrial Development Revenue Refunding Bonds, SuperValu Stores,
  Inc. Project, 5.80%(1)...................................................................     800,000           800,000
                                                                                                           --------------
                                                                                                                2,300,000
                                                                                                           --------------
OHIO - 4.9%
Cuyahoga County, Ohio Industrial Development Revenue Bonds, Southwest LP, 4.15%,
  12/1/96(2)...............................................................................   1,505,000         1,505,000
Gallia County, Ohio Industrial Development Mtg. Revenue Refunding Bonds, Jackson Pike
  Assn., 3.70%, 12/15/96(2)................................................................   1,680,000         1,680,000
Greene County, Ohio Industrial Development Revenue Refunding Bonds, SuperValu Holdings,
  Inc. Project, 5.80%(1)...................................................................   1,000,000         1,000,000
Lucas County, Ohio Industrial Development Revenue Refunding Bonds, H.H. Motel, Inc.
  Project, 5.20%(1)........................................................................   3,755,000         3,755,000
Marion County, Ohio Hospital Revenue Bonds, Pooled Lease Program, 4.25%, 11/1/96(2)           6,810,000         6,810,000
Marion County, Ohio Hospital Revenue Bonds, Pooled Lease Program, 5.20%(1).................   6,760,000         6,760,000
Miami Valley, Ohio Tax-Exempt Mtg. Trust Revenue Bonds, Series 86, 4.88%, 10/15/96(2)......   2,810,000         2,810,000

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
OHIO (CONTINUED)
Ohio State Air Quality Development Authority Pollution Control Revenue Refunding Bonds,
  Series B, 3.85%, 7/11/96................................................................. $ 4,655,000    $    4,655,000
Ohio State Water Development Authority Pollution Control Facilities Revenue Refunding
  Bonds, Duquesne Light Co., Series A, 3.85%, 7/11/96......................................  33,955,000        33,955,000
Scioto County, Ohio Health Care Facilities Revenue Bonds, Hill View Retirement Center,
  3.75%, 6/1/96(2).........................................................................   2,890,000         2,890,000
Warren County, Ohio Industrial Development Revenue Refunding Bonds, Liquid Container
  Project, 5.25%(1)........................................................................   1,670,000         1,670,000
Whitehall, Ohio Industrial Development Revenue Refunding Bonds, First Mtg. Continental
  Commercial, 3.75%, 2/1/96(2).............................................................   1,540,000         1,540,000
                                                                                                           --------------
                                                                                                               69,030,000
                                                                                                           --------------
OKLAHOMA - 0.8%
Claremore, Oklahoma Industrial & Redevelopment Authority Revenue Refunding Bonds,
  Worthington Cylinder Project, 5.35%(1)...................................................   2,350,000         2,350,000
Cleveland County, Oklahoma Public Facilities Revenue Bonds, Hunt Development Project,
  Series A, 5.85%(1).......................................................................   1,000,000         1,000,000
Mid-West Tax-Exempt Mtg. Board Trust Revenue Bonds, 3.70%(1)...............................   1,100,000         1,100,000
Tulsa, Oklahoma Industrial Authority Revenue Bonds, 3.90%(1)...............................   6,500,000         6,500,000
                                                                                                           --------------
                                                                                                               10,950,000
                                                                                                           --------------
OREGON - 2.3%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Kaiser Permanente
  Medical Center Project, 3.70%, 4/1/96(2).................................................   6,345,000         6,345,000
Hillsboro, Oregon Revenue Bonds, Oregon Graduate Institute, 5.30%(1).......................   6,700,000         6,700,000
Klamath Falls, Oregon Electric Revenue Bonds, Salt Caves Hydroelectric Project, Series D,
  4.40%, 5/2/96(2).........................................................................  16,000,000        16,000,000
Oregon State Economic & Industrial Development Commission Revenue Bonds, Eagel-Picher
  Industries Project, 5.80%(1).............................................................   3,600,000         3,600,000
                                                                                                           --------------
                                                                                                               32,645,000
                                                                                                           --------------
PENNSYLVANIA - 2.3%
Commonwealth of Pennsylvania Tax-Exempt Mtg. Bond Trust Certificates, Series A, 4%,
  5/1/96(2)................................................................................   3,230,000         3,230,000
Littlestown, Pennsylvania Industrial Development Authority Revenue Refunding Bonds, Hanover
  House Industries Project, 5.30%(1).......................................................   3,000,000         3,000,000
Montgomery County, Pennsylvania Higher Education & Health Authority Hospital Revenue Bonds,
  5.05%(1).................................................................................     500,000           500,000

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
PENNSYLVANIA (CONTINUED)
Montgomery County, Pennsylvania Industrial Development Authority Revenue Bonds, Quaker
  Chemical Corp. Project, 4%(1)............................................................ $ 1,600,000    $    1,600,000
Pennsylvania State Tax Anticipation Nts., 4.50%, 6/28/96...................................  13,500,000        13,549,113
Philadelphia, Pennsylvania School District Refunding Bonds, Series A, 4%, 7/1/96(2)........  10,000,000        10,022,728
                                                                                                           --------------
                                                                                                               31,901,841
                                                                                                           --------------
SOUTH CAROLINA - 2.4%
Charleston Center Tax-Exempt Bonds, Grantor Trust No. 2, 3.85%, 5/1/96(2)..................   4,407,500         4,407,500
Charleston Center Tax-Exempt Bonds, Grantor Trust No. 3, 3.70%, 7/1/96(2)..................   9,452,500         9,452,500
Charleston Center Tax-Exempt Bonds, Grantor Trust No. 6, 3.80%, 4/1/96(2)..................   8,075,000         8,075,000
Dorchester County, South Carolina Pollution Control Facilities Revenue Refunding Bonds, The
  BOC Group, Inc. Project, 5.15%(1)........................................................   3,500,000         3,500,000
South Carolina Jobs & Economic Development Authority Revenue Bonds, Wellman Income Project,
  5.25%(1).................................................................................   1,000,000         1,000,000
York County, South Carolina Pollution Control Revenue Bonds, North Carolina Electric
  Project, National Rural Utilities, Series 84N-6, 3.75%, 3/15/96(2).......................   5,000,000         5,000,000
York County, South Carolina Pollution Control Revenue Bonds, Saluda River Project, National
  Rural Utilities, Series 84E-1, 3.80%, 2/15/96(2).........................................   1,100,000         1,100,000
York County, South Carolina Pollution Control Revenue Bonds, Saluda River Project, National
  Rural Utilities, Series 84E-2, 3.80%, 2/15/96(2).........................................   1,000,000         1,000,000
                                                                                                           --------------
                                                                                                               33,535,000
                                                                                                           --------------
SOUTH DAKOTA - 2.5%
Grant County, South Dakota Pollution Control Revenue Refunding Bonds, Otter Tail Power Co.
  Project, 5.20%(1)........................................................................  10,400,000        10,400,000
South Dakota State Health & Educational Bonds, Sioux Valley Hospital Issue, 5.20%(1).......  20,100,000        20,100,000
Watertown, South Dakota Industrial Development Revenue Bonds, SuperValu Stores, Inc.
  Project, 5.80%(1)........................................................................   3,900,000         3,900,000
                                                                                                           --------------
                                                                                                               34,400,000
                                                                                                           --------------
TENNESSEE - 2.5%
Clarksville, Tennessee Public Building Authority Revenue Bonds, Pooled Financing-Tennessee
  Municipal Bond Fund, 5.30%(1)............................................................  11,900,000        11,900,000
Covington, Tennessee Industrial Development Board Revenue Bonds, Charms Co. Project,
  5.10%(1).................................................................................   4,100,000         4,100,000

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
TENNESSEE (CONTINUED)
Dayton, Tennessee Industrial Development Board Revenue Refunding Bonds, La-Z Boy Chair Co.
  Project, 5.15%(1)........................................................................ $ 4,350,000    $    4,350,000
Knox County, Tennessee Industrial Development Board Revenue Bonds, Weisgarber Partners,
  FGIC Insured, 4.05%(1)...................................................................   3,000,000         3,000,000
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational
  Facilities Board Revenue Bonds, Vanderbilt University Project, Series 1985A, 5.10%,
  1/15/96(2)...............................................................................   1,000,000         1,000,000
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational
  Facilities Board Revenue Bonds, Vanderbilt University Project, Series 1985A, 5.10%,
  1/15/96(2)...............................................................................     700,000           700,000
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational
  Facilities Board Revenue Bonds, Vanderbilt University Project, Series 1985B, 4.35%,
  5/1/96(2)................................................................................   2,250,000         2,250,000
Metropolitan Government of Nashville & Davidson County, Tennessee Multifamily Housing
  Revenue Bonds, Arbor Crest Project, Series B, 5.30%(1)...................................   3,550,000         3,550,000
Nashville & Davidson Counties, Tennessee Metropolitan Government Water & Sewer Revenue
  Bonds, Series C, 7.20%, 7/1/96(2)........................................................   3,200,000         3,350,658
Rutherford County, Tennessee Industrial Development Board Industrial Building Revenue
  Bonds, Derby Industries, Inc. Project, 5.35%(1)..........................................   1,000,000         1,000,000
                                                                                                           --------------
                                                                                                               35,200,658
                                                                                                           --------------
TEXAS - 12.1%
Angelina & Neches River Authority Texas Pollution Control Revenue Refunding Bonds,
  Temple-Inland Forest Project, 5.35%(1)...................................................   7,350,000         7,350,000
Dallas Area Rapid Transit Sales Tax Revenue Commercial Paper Nts., 3.75%, 2/13/96..........  10,000,000        10,000,000
Gulf Coast Industrial Development Authority of Texas Marine Terminal Revenue Bonds, Amoco
  Oil Co. Project, 3.55%, 6/1/96(2)........................................................   3,000,000         3,000,000
Harris County, Texas Custodial Receipts, Series A, 4%(1)...................................   5,000,000         5,000,000
Hockley County, Texas Industrial Development Corp. Pollution Control Revenue Bonds, Amoco
  Project-Standard Oil Co., 3.65%, 3/1/96(2)...............................................  20,000,000        20,000,000
Lower Neches Valley Authority Texas Revenue Bonds, Chevron USA, Inc. Project, 3.75%,
  2/15/96(2)...............................................................................   9,400,000         9,400,000
Plano, Texas Health Facilities Development Corp. Hospital Revenue Bonds, Children's
  Hospital & Presbyterian Health Care Center, 3.55%, 2/28/96(2)............................   5,000,000         5,000,000
San Antonio, Texas Water Revenue Bonds, 5.20%, 5/15/96.....................................   1,000,000         1,005,985
Texas Association of School Boards Certificates of Participation, Series A, 4.75%,
  8/30/96..................................................................................  31,700,000        31,841,428

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
TEXAS (CONTINUED)
Texas State Tax & Revenue Anticipation Nts., 4.75%, 8/30/96(2)............................. $72,050,000    $   72,379,425
Travis County, Texas Housing Finance Corp. Multifamily Housing Revenue Bonds, Bent Oaks
  Apts., 5.30%(1)..........................................................................   4,400,000         4,400,000
                                                                                                           --------------
                                                                                                              169,376,838
                                                                                                           --------------
UTAH - 5.8%
Intermountain Power Agency of Utah Power Supply Revenue Refunding Bonds, Series E, 3.75%,
  3/15/96(2)...............................................................................  30,000,000        30,000,000
Intermountain Power Agency of Utah Power Supply Revenue Refunding Bonds, Series E, 3.85%,
  6/17/96(2)...............................................................................   2,100,000         2,100,000
Intermountain Power Agency of Utah Power Supply Revenue Refunding Bonds, Series F, 3.75%,
  3/15/96(2)...............................................................................  35,500,000        35,500,000
Salt Lake City, Utah Pollution Control Revenue Refunding Bonds, 3.75%, 4/1/96(2)...........   4,550,000         4,549,425
Utah State Housing Finance Agency Multifamily Housing Revenue Refunding Bonds, Candlestick
  Apts. Project, 5.15%(1)..................................................................   6,400,000         6,400,000
Weber County, Utah Industrial Development Revenue Refunding Bonds, Parker Properties, Inc.
  Project, 2.883%(1).......................................................................   2,600,000         2,600,000
                                                                                                           --------------
                                                                                                               81,149,425
                                                                                                           --------------
VERMONT - 3.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Middlebury College
  Project, Series 1988A, 4.35%, 5/1/96(2)..................................................   3,500,000         3,500,000
Vermont Industrial Development Authority Revenue Bonds, Sherburne Corp., 4.012%(1).........   1,885,000         1,885,000
Vermont State General Obligation Bond Anticipation Nts., 3.70%, 1/12/96....................  18,000,000        18,000,000
Vermont State General Obligation Revenue Anticipation Nts., 3.70%, 1/19/96.................  21,550,000        21,550,000
                                                                                                           --------------
                                                                                                               44,935,000
                                                                                                           --------------
WASHINGTON - 2.1%
Port Longview, Washington Industrial Development Revenue Bonds, Longview Fibre Co. Project,
  5.25%(1).................................................................................   2,500,000         2,500,000
Redmond, Washington Public Corp. Industrial Revenue Refunding Bonds, Genie Industries, Lot
  1, 5.25%(1)..............................................................................   1,100,000         1,100,000
Redmond, Washington Public Corp. Industrial Revenue Refunding Bonds, Genie Industries, Lot
  2, 5.25%(1)..............................................................................   1,770,000         1,770,000
Seattle, Washington Industrial Development Corp. Revenue Bonds, RICS LP, 5.20%(1)..........   5,350,000         5,350,000
Seattle, Washington Municipal Light & Power Revenue Bonds, Prerefunded, 5.875%, 10/1/96....   1,800,000         1,829,964

Centennial Tax Exempt Trust

                                                                                                Face           Value
                                                                                               Amount        See Note 1
                                                                                            ----------     -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS (CONTINUED)
WASHINGTON (CONTINUED)
Washington State General Obligation Bonds, Series 1995C, 5.50%, 7/1/96..................... $ 1,100,000    $    1,110,179
Washington State General Obligation Refunding Bonds, Series 1995C, 3.27%(1)................  13,850,000        13,850,000
Washington State Housing Finance Commission Single Family Program Bonds, FGIC Insured,
  4.10%, 6/1/96(2).........................................................................   1,540,000         1,540,000
                                                                                                           --------------
                                                                                                               29,050,143
                                                                                                           --------------
WEST VIRGINIA - 1.7%
Grant County, West Virginia Pollution Control Revenue Bonds, Virginia Electric & Power Co.
  Project, Series 1994, 3.80%, 1/25/96(2)..................................................  19,500,000        19,500,000
Harrison County, West Virginia Industrial Development Revenue Refunding Bonds, Fox Grocery
  Co. Project, 5.25%(1)....................................................................   4,140,000         4,140,000
                                                                                                           --------------
                                                                                                               23,640,000
                                                                                                           --------------
WISCONSIN - 1.1%
State of Wisconsin Operating Nts., 4.50%, 6/17/96..........................................   1,000,000         1,003,850
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Refunding Bonds,
  Series A, 3.90%, 3/1/96(2)...............................................................   8,115,000         8,115,000
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Refunding Bonds,
  Series A, 3.90%, 3/1/96(2)...............................................................   5,925,000         5,925,000
                                                                                                           --------------
                                                                                                               15,043,850
                                                                                                           --------------
WYOMING - 0.9%
Lincoln County, Wyoming Pollution Control Revenue Refunding Bonds, AMOCO Standard Oil Co.
  of Indiana Project, 3.75%, 4/1/96(2).....................................................   9,225,000         9,223,834
Uinta County, Wyoming Pollution Control Revenue Bonds, AMOCO Standard Oil Co. of Indiana
  Project, 3.98%, 12/1/96(2)...............................................................   3,000,000         3,005,794
                                                                                                           --------------
                                                                                                               12,229,628
                                                                                                           --------------
Total Investments, at Value................................................................       102.9%    1,443,261,053
Liabilities in Excess of Other Assets......................................................        (2.9)      (40,906,063)
                                                                                            -----------    --------------
Net Assets.................................................................................       100.0%   $1,402,354,990
                                                                                            -----------    --------------
                                                                                            -----------    --------------

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice.

2. Put obligation redeemable at full face value on the date reported.

3. When-issued security to be delivered and settled after December 31, 1995.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 1995 (Unaudited)
Centennial Tax Exempt Trust

ASSETS:
Investments, at value -  see accompanying statement...............................................         $1,443,261,053
Cash..............................................................................................                662,275
Receivables:
  Shares of beneficial interest sold..............................................................             20,071,986
  Interest........................................................................................             13,843,955
Other.............................................................................................                 66,331
                                                                                                           --------------
     Total assets.................................................................................          1,477,905,600
                                                                                                           --------------

LIABILITIES:
Payables and other liabilities:
  Investments purchased...........................................................................             57,597,186
  Shares of beneficial interest redeemed..........................................................             17,664,536
  Service plan fees - Note 3......................................................................                 94,003
  Dividends.......................................................................................                 25,179
  Transfer and shareholder servicing agent fees - Note 3..........................................                 19,867
  Other...........................................................................................                149,839
                                                                                                           --------------

     Total liabilities............................................................................             75,550,610
                                                                                                           --------------

NET ASSETS........................................................................................         $1,402,354,990
                                                                                                           --------------
                                                                                                           --------------

COMPOSITION OF NET ASSETS:
Paid-in capital...................................................................................         $1,402,307,194
Accumulated net realized gain on investment transactions..........................................                 47,796
                                                                                                           --------------

NET ASSETS - Applicable to 1,402,323,162 shares of beneficial interest outstanding................         $1,402,354,990
                                                                                                           --------------
                                                                                                           --------------

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE....................................                  $1.00

                                 See accompanying Notes to Financial Statements.
                                                                              17

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1995 (Unaudited) Centennial Tax Exempt Trust

INVESTMENT INCOME - Interest.........................................................................         $28,780,695
                                                                                                              -----------

EXPENSES:
Management fees - Note 3.............................................................................           3,094,313
Service plan fees - Note 3...........................................................................           1,416,878
Transfer and shareholder servicing agent fees - Note 3...............................................             356,511
Registration and filing fees.........................................................................             147,773
Shareholder reports..................................................................................              76,907
Custodian fees and expenses..........................................................................              59,667
Legal and auditing fees..............................................................................              19,420
Insurance expenses...................................................................................               8,406
Trustees' fees and expenses..........................................................................               7,039
                                                                                                              -----------
     Total expenses..................................................................................           5,186,914
                                                                                                              -----------

NET INVESTMENT INCOME................................................................................          23,593,781

NET REALIZED GAIN ON INVESTMENTS.....................................................................              57,280
                                                                                                              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................................         $23,651,061
                                                                                                              -----------
                                                                                                              -----------

See accompanying Notes to Financial Statements.
18

STATEMENTS OF CHANGES IN NET ASSETS
Centennial Tax Exempt Trust

                                                                               Six Months Ended
                                                                                 December 31,              Year Ended
                                                                                     1995                   June 30,
                                                                                 (Unaudited)                  1995
                                                                               ----------------          --------------
OPERATIONS:
Net investment income.................................................          $   23,593,781           $   35,272,785
Net realized gain.....................................................                  57,280                   69,768
                                                                               ----------------          --------------
Net increase in net assets resulting from operations..................              23,651,061               35,342,553

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS...........................             (23,641,645)             (35,284,282)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from beneficial interest
  transactions - Note 2...............................................              87,424,597              275,476,883
                                                                               ----------------          --------------

NET ASSETS:
Total increase........................................................              87,434,013              275,535,154
Beginning of period...................................................           1,314,920,977            1,039,385,823
                                                                               ----------------          --------------
End of period.........................................................          $1,402,354,990           $1,314,920,977
                                                                               ----------------          --------------
                                                                               ----------------          --------------

                                 See accompanying Notes to Financial Statements.
                                                                              19

FINANCIAL HIGHLIGHTS
Centennial Tax Exempt Trust

                                                     Six Months Ended                    Year Ended June 30,
                                                     December 31, 1995     -----------------------------------------------
                                                        (Unaudited)         1995       1994      1993      1992      1991
                                                     -----------------     ------     ------     -----     -----     -----
PER SHARE OPERATING DATA:
Net asset value, beginning of period...............         $1.00           $1.00      $1.00     $1.00     $1.00     $1.00
                                                            -----           -----      -----     -----     -----     -----
Income from investment operations -- net investment
  income and net realized gain.....................           .02             .03        .02       .02       .03       .04
Dividends and distributions to shareholders........          (.02)           (.03)      (.02)     (.02)     (.03)     (.04)
                                                            -----           -----      -----     -----     -----     -----
Net asset value, end of period.....................         $1.00           $1.00      $1.00     $1.00     $1.00     $1.00
                                                            -----           -----      -----     -----     -----     -----
                                                            -----           -----      -----     -----     -----     -----
TOTAL RETURN, AT NET ASSET VALUE(1)................          1.67%           3.17%      1.90%     2.19%     3.55%     5.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)............        $1,402          $1,315     $1,039      $981      $917      $787
Average net assets (in millions)...................        $1,420          $1,127     $1,057      $977      $900      $711
Ratios to average net assets:
  Net investment income............................          3.30%(2)        3.13%      1.87%     2.08%     3.40%     4.84%
  Expenses.........................................          0.72%(2)        0.73%      0.76%     0.76%     0.75%     0.77%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

2. Annualized.

See accompanying Notes to Financial Statements.
20

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Tax Exempt Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum short-term interest income exempt from Federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                             Six Months Ended                       Year Ended
                                            December 31, 1995                     June 30, 1995
                                     --------------------------------    --------------------------------
                                         Shares           Amount             Shares           Amount
                                     --------------   ---------------    --------------   ---------------
Sold...............................   2,042,390,942   $ 2,042,390,942     3,745,799,353   $ 3,745,799,210
Dividends and distributions
  reinvested.......................      25,041,612        25,041,612        33,490,524        33,490,524
Issued in connection with the
  acquisition of Oppenheimer
  Tax-Exempt Cash Reserves -- Note
  4................................              --                --        31,152,605        31,152,738
Redeemed...........................  (1,980,007,957)   (1,980,007,957)   (3,534,964,703)   (3,534,965,589)
                                     --------------   ---------------    --------------   ---------------
Net increase.......................      87,424,597   $    87,424,597       275,477,779   $   275,476,883
                                     --------------   ---------------    --------------   ---------------
                                     --------------   ---------------    --------------   ---------------

Centennial Tax Exempt Trust

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of .50% on the first $250 million of average annual net assets with a reduction of .025% on each $250 million thereafter to $1.5 billion, .35% on the next $500 million of net assets and .325% on net assets in excess of $2 billion. Until Trust net assets reach $1.5 billion, the annual fee payable to the Manager will be reduced by $100,000. The Manager has agreed to assume Trust expenses (with specified exceptions) in excess of the most stringent state regulatory limit on Trust expenses.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to .20% of its net assets annually to reimburse Centennial Asset Management Corporation, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions. During the six months ended December 31, 1995, the Trust paid $3,364 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

4. ACQUISITION OF OPPENHEIMER TAX-EXEMPT CASH RESERVES
On July 22, 1994, the Trust acquired all of the net assets of Oppenheimer Tax-Exempt Cash Reserves (OTECR), pursuant to an Agreement and Plan of Reorganization approved by the OTECR shareholders on July 12, 1994. The Trust issued 31,152,605 shares of beneficial interest, valued at $31,152,738, in exchange for the net assets, resulting in combined net assets of $1,086,765,782 on July 22, 1994. The exchange qualifies as a tax-free reorganization for federal income tax purposes.

                 [THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY]

         CENTENNIAL TAX EXEMPT TRUST

                         Officers and Trustees
                         James C. Swain, Chairman and
                           Chief Executive Officer
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         Charles Conrad, Jr., Trustee
                         Jon S. Fossel, Trustee
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Bridget A. Macaskill, Trustee and
                           President
                         Ned M. Steel, Trustee
                         Michael A. Carbuto, Vice President
                         Andrew J. Donohue, Vice President
                         George C. Bowen, Vice President,
                           Secretary and Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary
                         Investment Advisor and Distributor
                         Centennial Asset Management
                           Corporation
                         Transfer and Shareholder Servicing Agent
                         Shareholder Services, Inc.
                         Custodian of Portfolio Securities
                         Citibank, N.A.
                         Independent Auditors
                         Deloitte & Touche LLP
                         Legal Counsel
                         Myer, Swanson, Adams & Wolf, P.C.
                         The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors.

                         This is a copy of a report to shareholders of Centennial Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

                         For shareholder servicing, call:
                         1-800-525-9310 (in U.S.)
                         303-671-3200 (outside U.S.)

                         Or write:
                         Shareholder Services, Inc.
                         P.O. Box 5143
                         Denver, CO 80217-5143



                  1995 SEMIANNUAL REPORT



                 CENTENNIAL
                 TAX EXEMPT
                 TRUST
                 DECEMBER 31, 1995


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